Consolidated statement of income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or Loss
Revenue from transaction activities and other services	R$ 8,906,406	R$ 6,784,806	R$ 4,508,719
Financial income	6,252,735	3,514,425	2,177,360
Other financial income	175,773	149,491	128,594
Total revenue and income	15,334,914	10,448,722	6,814,673
Cost of sales and services	(7,470,895)	(5,775,895)	(3,772,298)
Selling expenses	(1,946,075)	(1,523,908)	(617,463)
Administrative expenses	(668,679)	(877,559)	(563,893)
FinancialExpenses	(3,151,552)	(790,635)	(109,232)
Other income (expenses), net	(338,397)	7,302	22,904
Profit before income taxes	1,759,316	1,488,027	1,774,691
Current income tax and social contribution	(60,718)	(119,801)	(62,840)
Deferred income tax and social contribution	(193,830)	(201,942)	(419,551)
Income tax and social contribution	(254,548)	(321,743)	(482,391)
Net income for the year	1,504,768	1,166,284	1,292,300
Attributable to:
Equity holders of the parent	1,504,768	1,166,102	1,291,658
Non-controlling interests	R$ 0	R$ 182	R$ 642
Basic earnings per common share - R$	R$ 4.6002	R$ 3.5303	R$ 3.9225
Diluted earnings per common share - R$	R$ 4.5705	R$ 3.5105	R$ 3.9163